As filed with the U.S. Securities and Exchange Commission on January 14, 2025
Securities Act File No. 333-198603
Investment Company Act File No. 811-22995
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 84	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 85	[X]
(Check appropriate box or boxes.)

Abacus FCF ETF Trust
(Exact Name of Registrant as Specified in Charter)

2101 Park Center Drive
Suite 250
Orlando, FL 32835
(Address of Principal Executive Office)

Registrant’s Telephone Number:
212-217-2470

Name and Address of Agent for Service:	With copies to:
Stellar Corporate Services LLC	Fabio Battaglia, Esq.
3500 South Dupont Highway	Joel D. Corriero, Esq.
Dover, County of Kent, Delaware 19901	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 14, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Abacus FCF Small Cap Leaders ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 75 (the “Amendment”) relating to the Abacus FCF Small Cap Leaders ETF (formerly, FCF US Small Cap ETF) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on April 19, 2024, and pursuant to Rule 485(a)(2) would have become effective on January 15, 2025.
This Post-Effective Amendment No. 84 (“PEA 84”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating February 14, 2025, as the new date upon which the Amendment shall become effective.
This PEA 84 incorporates by reference the information contained in Parts A and B of PEA 75 and in Part C of Post-Effective Amendment No. 83.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of January 2025.

ABACUS FCF ETF TRUST

By:	/s/ Jay Jackson
Jay Jackson
President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below on January 14, 2025 by the following persons in the capacities indicated.

Signature	Title
/s/ Jay Jackson	President, Principal Executive Officer and Trustee
Jay Jackson

/s/ Vince (Qijun) Chen	Principal Financial Officer
Vince (Qijun) Chen

/s/ Stephen J. Posner*	Trustee
Stephen J. Posner

/s/ David A. Kelly*	Trustee
David A. Kelly

Trustee
Paul Hatch

*By:	/s/ Jay Jackson

*  Signatures affixed by Derin Cohen pursuant to powers of attorney dated December 12, 2024.